DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)
Interest Rate [Member] | Fixed Rate Mortgages [Member] | Fair value hedges [member]
Fair value hedge
Hedge ineffectiveness recognised in the income statement	£ 106	[1]
Interest Rate [Member] | Fixed Rate Issuance [Member] | Fair value hedges [member]
Fair value hedge
Hedge ineffectiveness recognised in the income statement	(17)	[1]
Interest Rate [Member] | Fixed Rate Bonds [Member] | Fair value hedges [member]
Fair value hedge
Hedge ineffectiveness recognised in the income statement	(27)	[1]
Interest Rate [Member] | Customer Loans [Member] | Cash flow hedges [member]
Fair value hedge
Gain (loss) recognised in other comprehensive income	(418)
Hedge ineffectiveness recognised in the income statement	(17)	[1]
Hedged item affected income statement	(467)
Interest Rate [Member] | Central Bank Balances [Member] | Cash flow hedges [member]
Fair value hedge
Gain (loss) recognised in other comprehensive income	(63)
Hedge ineffectiveness recognised in the income statement	(5)	[1]
Hedged item affected income statement	(52)
Interest Rate [Member] | Deposits from Customers [Member] | Cash flow hedges [member]
Fair value hedge
Gain (loss) recognised in other comprehensive income	(49)
Hedge ineffectiveness recognised in the income statement	(1)	[1]
Hedged item affected income statement	(69)
Foreign Exchange [Member] | Foreign Currency Issuance [Member] | Cash flow hedges [member]
Fair value hedge
Gain (loss) recognised in other comprehensive income	85
Hedge ineffectiveness recognised in the income statement		[1]
Hedged item affected income statement	(81)
Foreign Exchange [Member] | Deposits from Customers [Member] | Cash flow hedges [member]
Fair value hedge
Gain (loss) recognised in other comprehensive income	(22)
Hedge ineffectiveness recognised in the income statement	(2)	[1]
Hedged item affected income statement	£ (32)

[1]	Hedge ineffectiveness is included in the income statement within net trading income.